Segments (Tables)	11 Months Ended
Dec. 31, 2021
Rigetti Holdings Inc
Summary of Revenue by Geography
The following table presents a summary of revenue by geography for the 11 months ended December 31, 2021 and year ended January 31, 2021:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
United States	$5,826,004	$5,108,847
United Kingdom	2,370,302	412,747
Australia	—	21,004

	$8,196,306	$5,542,598